Warrant Liability - Summary of Weighted Average Inputs to the Models Used for the Fair Value of Warrants Granted (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Expected volatility	96.00%
Risk-free interest rate	1.79%
Warrant liability [member]
Disclosure of classes of share capital [line items]
Expected volatility	116.00%	75.00%
Risk-free interest rate	2.40%	0.90%
Expected life of share options (years)	1 year	1 year 6 months
Market price of ADS($)	$ 1.12	$ 1.6
Model used	Black-Scholes	Black-Scholes